Other long-term investment (Details) - USD ($)	May 06, 2015	Jun. 30, 2016	Dec. 31, 2015
Schedule of Cost-method Investments [Line Items]
Other long-term investment		$ 31,107,552	$ 31,107,552
Beijing Ruihao Rongtong Real Estate Development Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 30,865,904
Cost method investment, ownership interest		80.00%	80.00%
Other long-term investment		$ 30,865,904	$ 30,865,904
Payments to acquire other long-term investment	$ 30,865,904
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost		$ 241,648
Cost method investment, ownership interest		1.85%
Other long-term investment		$ 241,648	$ 241,648